Note 8 - Contingent Shares Receivable (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Gain (loss) on fair value of contingent shares receivable			$ 22,500
Goldgroup Mining Inc. [member]
Statement Line Items [Line Items]
Gain (loss) on fair value of contingent shares receivable			$ (22,500)